Supplemental Disclosures Of Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Cash Flow, Supplemental Disclosures [Table Text Block]
	2013	2012	2011
Income taxes paid (refunds received)	118	143	143
Interest paid	293	401	38
Interest received	6	16	40